Label	Element	Value
Innovator U.S. Equity Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.04 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	95.70%
Innovator U.S. Equity Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $602.56 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.10%
Innovator U.S. Equity Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $692.72 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator U.S. Equity Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $548.32 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.00%)